UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
                                        or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO
FORM N-Q
MARCH 31, 2009

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited)	March 31, 2009

Shares	Security	Value

COMMON STOCKS — 99.5%
CONSUMER DISCRETIONARY — 6.3%
Hotels, Restaurants & Leisure — 1.5%
190,600	Marcus Corp.	$1,620,100
107,000	McDonald’s Corp.	5,838,990

	Total Hotels, Restaurants & Leisure	7,459,090

Internet & Catalog Retail — 0.2%
15,000	Amazon.com Inc. *	1,101,600

Media — 3.8%
153,100	Cablevision Systems Corp., New York Group, Class A Shares	1,981,114
469,640	Comcast Corp., Class A Shares	6,405,890
25,816	Time Warner Cable Inc.	640,246
102,850	Time Warner Inc.	1,985,005
413,000	Walt Disney Co.	7,500,080

	Total Media	18,512,335

Specialty Retail — 0.8%
107,130	Home Depot Inc.	2,523,983
80,000	Staples Inc.	1,448,800

	Total Specialty Retail	3,972,783

	TOTAL CONSUMER DISCRETIONARY	31,045,808

CONSUMER STAPLES — 12.6%
Beverages — 1.0%
91,000	PepsiCo Inc.	4,684,680

Food & Staples Retailing — 4.0%
377,000	Wal-Mart Stores Inc.	19,641,700

Food Products — 3.9%
103,780	Cadbury PLC, ADR	3,144,534
105,790	General Mills Inc.	5,276,805
105,840	H.J. Heinz Co.	3,499,070
336,213	Kraft Foods Inc., Class A Shares	7,494,188

	Total Food Products	19,414,597

Household Products — 3.7%
157,000	Kimberly-Clark Corp.	7,239,270
229,396	Procter & Gamble Co.	10,802,258

	Total Household Products	18,041,528

	TOTAL CONSUMER STAPLES	61,782,505

ENERGY — 13.6%
Energy Equipment & Services — 1.3%
243,160	Nabors Industries Ltd. *	2,429,168
49,780	Schlumberger Ltd.	2,022,064
183,220	Weatherford International Ltd. *	2,028,245

	Total Energy Equipment & Services	6,479,477

Oil, Gas & Consumable Fuels — 12.3%
152,800	BP PLC, ADR	6,127,280
137,640	Devon Energy Corp.	6,151,132
1,220,940	El Paso Corp.	7,630,875
76,764	EnCana Corp.	3,117,386
229,055	Exxon Mobil Corp.	15,598,646
367,552	Newfield Exploration Co. *	8,343,430
284,700	Petrohawk Energy Corp. *	5,474,781
56,000	Petroleo Brasileiro SA, ADR	1,706,320
173,040	SandRidge Energy Inc. *	1,140,334
See Notes to Schedule of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Oil, Gas & Consumable Fuels — 12.3% (continued)
367,103	Spectra Energy Corp.	$5,190,836

	Total Oil, Gas & Consumable Fuels	60,481,020

	TOTAL ENERGY	66,960,497

EXCHANGE TRADED FUND — 1.5%
84,400	SPDR Gold Trust *	7,619,632

FINANCIALS — 12.0%
Capital Markets — 0.7%
75,800	Bank of New York Mellon Corp.	2,141,350
75,000	Charles Schwab Corp.	1,162,500

	Total Capital Markets	3,303,850

Commercial Banks — 0.3%
119,920	Wells Fargo & Co.	1,707,661

Diversified Financial Services — 1.6%
294,928	JPMorgan Chase & Co.	7,839,186

Insurance — 6.5%
136	Berkshire Hathaway Inc., Class A Shares *	11,791,200
45,000	Chubb Corp.	1,904,400
452,420	Travelers Cos. Inc.	18,386,349

	Total Insurance	32,081,949

Real Estate Investment Trusts (REITs) — 2.6%
679,500	Annaly Capital Management Inc.	9,424,665
940,000	Chimera Investment Corp.	3,158,400

	Total Real Estate Investment Trusts (REITs)	12,583,065

Real Estate Management & Development — 0.2%
209,970	Forest City Enterprises Inc., Class A Shares	755,892

Thrifts & Mortgage Finance — 0.1%
390,770	Radian Group Inc.	711,201

	TOTAL FINANCIALS	58,982,804

HEALTH CARE — 9.4%
Biotechnology — 0.4%
45,000	Amgen Inc. *	2,228,400

Health Care Providers & Services — 0.7%
159,700	UnitedHealth Group Inc.	3,342,521

Life Sciences Tools & Services — 0.7%
137,510	Pharmaceutical Product Development Inc.	3,261,737

Pharmaceuticals — 7.6%
183,499	Abbott Laboratories	8,752,902
95,000	Bristol-Myers Squibb Co.	2,082,400
337,000	Johnson & Johnson	17,726,200
125,500	Novartis AG, ADR	4,747,665
305,200	Pfizer Inc.	4,156,824

	Total Pharmaceuticals	37,465,991

	TOTAL HEALTH CARE	46,298,649

INDUSTRIALS — 14.8%
Aerospace & Defense — 2.2%
126,600	Honeywell International Inc.	3,527,076
183,050	Raytheon Co.	7,127,967

	Total Aerospace & Defense	10,655,043

Air Freight & Logistics — 1.8%
183,710	United Parcel Service Inc., Class B Shares	9,042,206

Commercial Services & Supplies — 3.1%
172,410	Covanta Holding Corp. *	2,256,847
See Notes to Schedule of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Commercial Services & Supplies — 3.1% (continued)
91,802	Pitney Bowes Inc.	$2,143,577
427,800	Waste Management Inc.	10,951,680

	Total Commercial Services & Supplies	15,352,104

Construction & Engineering — 0.7%
164,530	Quanta Services Inc. *	3,529,168

Industrial Conglomerates — 6.5%
126,550	3M Co.	6,292,066
611,900	General Electric Co.	6,186,309
186,030	McDermott International Inc. *	2,490,942
231,000	Tyco International Ltd.	4,518,360
286,700	United Technologies Corp.	12,322,366

	Total Industrial Conglomerates	31,810,043

Machinery — 0.5%
97,470	Dover Corp.	2,571,259

	TOTAL INDUSTRIALS	72,959,823

INFORMATION TECHNOLOGY — 17.6%
Communications Equipment — 3.2%
642,905	Cisco Systems Inc. *	10,781,517
54,000	Juniper Networks Inc. *	813,240
106,340	QUALCOMM Inc.	4,137,689

	Total Communications Equipment	15,732,446

Computers & Peripherals — 3.9%
31,600	Apple Inc. *	3,321,792
457,580	EMC Corp. *	5,216,412
76,000	Hewlett-Packard Co.	2,436,560
84,040	International Business Machines Corp.	8,142,636

	Total Computers & Peripherals	19,117,400

Internet Software & Services — 3.3%
25,624	Google Inc., Class A Shares *	8,918,690
275,605	VeriSign Inc. *	5,200,666
163,000	Yahoo! Inc. *	2,088,030

	Total Internet Software & Services	16,207,386

IT Services — 1.5%
213,400	Automatic Data Processing Inc.	7,503,144

Semiconductors & Semiconductor Equipment — 1.9%
306,105	Intel Corp.	4,606,880
673,900	LSI Corp. *	2,048,656
37,780	Microchip Technology Inc.	800,558
181,290	NVIDIA Corp. *	1,787,520

	Total Semiconductors & Semiconductor Equipment	9,243,614

Software — 3.8%
298,500	Cadence Design Systems Inc. *	1,253,700
88,030	Citrix Systems Inc. *	1,992,999
457,200	Microsoft Corp.	8,398,764
378,500	Oracle Corp. *	6,839,495

	Total Software	18,484,958

	TOTAL INFORMATION TECHNOLOGY	86,288,948

MATERIALS — 6.4%
Chemicals — 4.6%
30,680	Air Products & Chemicals Inc.	1,725,750
264,660	Celanese Corp., Series A Shares	3,538,504
206,000	E.I. du Pont de Nemours & Co.	4,599,980
76,000	Ecolab Inc.	2,639,480
59,900	Monsanto Co.	4,977,690
See Notes to Schedule of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Chemicals — 4.6% (continued)
142,450	PPG Industries Inc.	$5,256,405

	Total Chemicals	22,737,809

Metals & Mining — 1.3%
122,500	Alcoa Inc.	899,150
37,800	BHP Billiton Ltd., ADR	1,685,880
62,870	Freeport-McMoRan Copper & Gold Inc., Class B Shares	2,395,976
38,000	Nucor Corp.	1,450,460

	Total Metals & Mining	6,431,466

Paper & Forest Products — 0.5%
82,000	Weyerhaeuser Co.	2,260,740

	TOTAL MATERIALS	31,430,015

TELECOMMUNICATION SERVICES — 4.1%
Diversified Telecommunication Services — 3.7%
534,400	AT&T Inc.	13,466,880
160,500	Verizon Communications Inc.	4,847,100

	Total Diversified Telecommunication Services	18,313,980

Wireless Telecommunication Services — 0.4%
55,740	American Tower Corp., Class A Shares *	1,696,168

	TOTAL TELECOMMUNICATION SERVICES	20,010,148

UTILITIES — 1.2%
Electric Utilities — 0.3%
107,680	Duke Energy Corp.	1,541,978

Independent Power Producers & Energy Traders — 0.9%
235,681	NRG Energy Inc. *	4,147,985

	TOTAL UTILITIES	5,689,963

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $575,877,057)	489,068,792

Face
Amount

SHORT-TERM INVESTMENT — 0.9%
Repurchase Agreement — 0.9%
$4,619,000	Interest in $536,223,000 joint tri-party repurchase agreement dated 3/31/09 with Greenwich Capital Markets Inc., 0.200% due 4/1/09; Proceeds at maturity — $4,619,026; (Fully collateralized by various U.S. government agency obligations, 3.200% to 7.125% due 11/3/09 to 11/17/17; Market value - $4,711,393) (Cost — $4,619,000)	4,619,000

	TOTAL INVESTMENTS — 100.4% (Cost — $580,496,057#)	493,687,792
	Liabilities in Excess of Other Assets — (0.4)%	(2,105,522)

	TOTAL NET ASSETS — 100.0%	$491,582,270

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

SIGNIFICANT
			OTHER SIGNIFICANT	UNOBSERVABLE
		QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
	MARCH 31, 2009	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Investments in securities	$493,687,792	$489,068,792	$4,619,000	—
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (continued)
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$46,589,797
Gross unrealized depreciation	(133,398,062)

Net unrealized depreciation	$(86,808,265)

Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
As of March 31, 2009, the Portfolio did not hold any derivative instruments.
3. Recent Accounting Pronouncement
In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2009

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: May 28, 2009